Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements

			(Dollars in millions)
	Gratuity		Pension
	As of		As of
	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Change in benefit obligations
Benefit obligations at the beginning	227	222	122	111
Transfer	—	—	2	7
Service cost	34	29	5	5
Interest expense	13	12	1	—
Remeasurements - Actuarial losses / (gains)	(9)	11	(17)	(2)
Past service cost - plan amendments	—	—	—	2
Employee contribution	—	—	3	4
Benefits paid	(33)	(39)	(6)	(5)
Translation differences	(16)	(8)	2	—
Benefit obligations at the end	216	227	112	122
Change in plan assets
Fair value of plan assets at the beginning	226	220	111	94
Transfer	—	—	2	7
Interest Income	13	13	1	—
Remeasurements – Returns on plan assets excluding amounts included in interest income	4	3	(11)	7
Employer contribution	22	36	5	5
Employee contribution	—	—	3	4
Benefits paid	(32)	(38)	(6)	(5)
Translation differences	(19)	(8)	1	(1)
Fair value of plan assets at the end	214	226	106	111
Funded status	(2)	(1)	(6)	(11)
Prepaid defined benefit plan asset	3	3	1	1
Accrued defined benefit plan liability	(5)	(4)	(7)	(12)

The following tables set out the funded status of the defined benefit provident fund plan of Infosys Limited and the amounts recognized in the Group's financial statements as of March 31, 2023 and March 31, 2022:

		(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Change in benefit obligations
Benefit obligations at the beginning	1,228	1,133
Service cost	101	88
Employee contribution	210	155
Interest expense	78	69
Actuarial (gains) / loss	(10)	16
Benefits paid	(226)	(191)
Translation differences	(100)	(42)
Benefit obligations at the end	1,281	1,228
Change in plan assets
Fair value of plan assets at the beginning	1,195	1,113
Interest income	76	68
Remeasurements- Return on plan assets excluding amounts included in interest income	(23)	2
Employee contribution	210	155
Employer contribution	104	89
Benefits paid	(226)	(191)
Translation differences	(97)	(41)
Fair value of plan assets at the end	1,239	1,195
Accrued defined benefit plan liability	(42)	(33)

Summary of Defined Benefit Plan

Amount for fiscal 2023, 2022 and 2021 recognized in net profit in the statement of comprehensive income comprises the following components:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2023	2022	2021	2023	2022	2021
Service cost	34	29	28	5	5	5
Net interest on the net defined benefit liability / asset	—	(1)	(1)	—	—	—
Plan amendments	—	—	—	—	2	—
Net cost	34	28	27	5	7	5

Amount for fiscal 2023, 2022 and 2021 recognized in statement of other comprehensive income:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2023	2022	2021	2023	2022	2021
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses	(9)	11	4	(17)	(2)	4
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)	(4)	(3)	(2)	11	(7)	(4)
Total	(13)	8	2	(6)	(9)	—

Breakup of actuarial (gains) / losses for fiscal 2023, 2022 and 2021 is as follows:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2023	2022	2021	2023	2022	2021
(Gain) / loss from change in demographic assumptions	—	—	—	—	—	—
(Gain) / loss from change in financial assumptions	(8)	(6)	2	(18)	(3)	4
(Gain) / loss from change in experience adjustments	(1)	17	2	1	1	—
	(9)	11	4	(17)	(2)	4

The gratuity and pension cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2023	2022	2021	2023	2022	2021
Cost of sales	31	25	24	5	6	5
Selling and marketing expenses	2	2	2	—	1	—
Administrative expenses	1	1	1	—	—	—
	34	28	27	5	7	5

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Cost of sales	55	44	31
Selling and marketing expenses	3	3	3
Administrative expenses	2	2	1
	60	49	35

Amount for fiscal 2023, 2022 and 2021 recognized in net profit in the statement of comprehensive income comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Service cost	101	88	57
Net interest on the net defined benefit liability / asset	2	1	2
Net provident fund cost	103	89	59

Amount for fiscal 2023, 2022 and 2021 recognized in the consolidated statement of other comprehensive income:

		(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Remeasurements of the net defined benefit liability/ (asset)
Actuarial (gains) / losses	(10)	16	(4)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability/(asset)	23	(2)	(17)
	13	14	(21)

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Cost of sales	134	106	80
Selling and marketing expenses	9	8	7
Administrative expenses	5	4	3
	148	118	90
Employee benefit costs include:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Salaries and bonus (1)	9,481	8,383	7,322
Defined contribution plans	78	64	48
Defined benefit plans	170	138	123
	9,729	8,585	7,493

(1)
Includes stock compensation expense of $64 million, $56 million and $45 million for fiscal 2023, 2022 and 2021, respectively. (Refer to Note 2.17)

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Cost of sales	8,826	7,714	6,671
Selling and marketing expenses	598	572	548
Administrative expenses	305	299	274
	9,729	8,585	7,493

Summary of Weighted-Average Assumptions

The weighted-average assumptions used to determine benefit obligations as of March 31, 2023 and March 31, 2022 are set out below:

	Gratuity		Pension
	As of		As of
	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Discount rate	7.1%	6.5%	1.8% - 3.8%	0.4% - 1.7%
Weighted average rate of increase in compensation levels	6%	6%	1% - 3%	1% - 3%
Weighted average duration of defined benefit obligation	5.9 years	5.9 years	12 years	14 years

The weighted-average assumptions used to determine net periodic benefit cost for fiscal 2023, 2022 and 2021 are set out below:

	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2023	2022	2021	2023	2022	2021
Discount rate for the year	6.5%	6.1%	6.2%	0.4% - 1.7%	0.1% - 0.9%	0.5% - 1.7%
Weighted average rate of increase in compensation levels	6%	6%	6%	1% - 3%	1% - 3%	1% - 3%

Discount rate

For domestic defined benefit plan in India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. For most of our overseas defined benefit plan, given that the market for high quality corporate bonds is not developed, the Government bond rate adjusted for corporate spreads is used.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends, inflation in respective markets and management’s estimate of future salary increases.

Attrition rate

Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company. The tenure has been considered taking into account the past long-term trend of employees' average remaining service life which reflects the average estimated term of post-employment benefit obligation.

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2023	March 31, 2022
Government of India (GOI) bond yield (1)	7.10%	6.50%
Expected rate of return on plan assets	8.15%	7.70%
Remaining term to maturity of portfolio	6 years	6 years
Expected guaranteed interest rate	8.15%	8.10%

(1)
In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post-employment benefit obligations.

Summary of Sensitivity of Significant Assumptions Used for Valuation of Defined Benefit Obligation

These defined benefit plans expose the Group to actuarial risk which are set out below:

Interest rate risk:

The present value of the defined benefit plan liability is generally calculated using a discount rate determined by reference to government bond yields and in certain overseas jurisdictions, it is calculated in reference to government bond yield adjusted for a corporate spread. If bond yields fall, the defined benefit obligation will tend to increase.

Life expectancy and investment risk:

The pension fund offers the choice between a lifelong pension and a cash lump sum upon retirement. The pension fund has defined rates for converting the lump sum to a pension and there is the risk that the members live longer than implied by these conversion rates and that the pension assets don’t achieve the investment return implied by these conversion rates.

Asset volatility:

A proportion of the pension fund is held in equities, which is expected to outperform corporate bonds in the long term but give exposure to volatility and risk in the short term. The pension fund board of insurer is responsible for the investment strategy and equity allocation is justified given the long-term investment horizon of the pension fund and the objective to provide a reasonable long term return on members’ account balances.

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

		(Dollars in millions)
Impact from	As of March 31, 2023
	Gratuity	Pension
	1% point increase / decrease	0.5% point increase / decrease
Discount rate	11	5
Weighted average rate of increase in compensation levels	10	1

Summary of Maturity Profile of Defined Benefit Obligation	Maturity profile of defined benefit obligation:

(Dollars in millions)
	Gratuity	Pension
Within 1 year	33	7
1 - 2 year	34	7
2 - 3 year	34	7
3 - 4 year	38	7
4 - 5 year	47	8
5 - 10 years	238	39

Summary of Various Categories of Plan Assets

The table below sets out the details of major plan assets into various categories:

Particulars	Pension
	As of
	March 31, 2023	March 31, 2022
Equity	34%	34%
Bonds	32%	32%
Real Estate/Property	26%	26%
Cash and Cash Equivalents	1%	1%
Other	7%	7%

The breakup of the plan assets into various categories as of March 31, 2023 and March 31, 2022 are as follows:

	As of
	March 31, 2023	March 31, 2022
Central and State Government bonds	60%	57%
Public sector undertakings and Private sector bonds	33%	37%
Others	7%	6%